THE ADVISORS' INNER CIRCLE FUND


                      [LSV Value Equity Fund Logo Omitted]

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2000

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

STATEMENT OF NET ASSETS                                    LSV VALUE EQUITY FUND
April 30, 2000                                                       (Unaudited)

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.8%)
AEROSPACE & DEFENSE (3.1%)
   Alliant Techsystems*               1,800     $   125
   Boeing                            10,000         397
   Cordant Technologies               1,700          96
   Litton Industries*                 1,800          78
                                                -------
                                                    696
                                                -------
AIR TRANSPORTATION (2.1%)
   America West Holdings, Cl B*       7,500         110
   Delta Air Lines                    6,900         364
                                                -------
                                                    474
                                                -------
AUTOMOTIVE (6.8%)
   Delphi Automotive Systems          2,096          40
   Ford Motor                         8,100         443
   General Motors                     4,000         374
   Navistar International*            7,400         259
   Ryder Systems                     10,200         226
   TRW                                2,900         170
                                                -------
                                                  1,512
                                                -------
BANKS (12.8%)
   Bank of America                    7,300         358
   Chase Manhattan                    4,700         339
   Citigroup                          6,700         398
   Dime Bancorp                       2,900          54
   FleetBoston Financial              2,700          96
   Golden West Financial              9,000         307
   Greenpoint Financial               3,900          73
   J.P. Morgan                        2,700         347
   Pacific Century Financial          8,900         183
   PNC                                7,700         336
   Unionbancal                       13,300         368
                                                -------
                                                  2,859
                                                -------
BUILDING & CONSTRUCTION (1.8%)
   Centex                             2,800          67
   Lafarge                            4,400         111
   Pulte                             10,100         217
                                                -------
                                                    395
                                                -------
BUSINESS SERVICES (1.4%)
   Harris                             9,400         304
                                                -------
CHEMICALS (3.1%)
   Dow Chemicals                      3,200         362
   FMC                                3,700         215
   W.R. Grace & Company*              8,700         113
                                                -------
                                                    690
                                                -------


                                                 Market
                                                  Value
                                     Shares       (000)
--------------------------------------------------------------------------------

COAL MINING (0.0%)
   Arch Coal                              3     $    --
                                                -------
COMPUTERS & SERVICES (5.9%)
   IBM                                3,500         391
   NCR*                               8,500         328
   Seagate Technology*                5,600         284
   Tektronix*                         4,200         243
   Unisys*                            2,900          67
                                                -------
                                                  1,313
                                                -------
CONTAINERS & PACKAGING (0.6%)
   Ball                               4,100         129
                                                -------
ELECTRICAL SERVICES (9.0%)
   DTE Energy                         5,000         163
   Edison International              11,000         210
   Energy East                       12,300         257
   FPL Group                          2,500         113
   OGE Energy                         5,500         109
   PG&E                              14,600         379
   PPL                               13,500         322
   Public Service Company of
     New Mexico                       6,600         119
   Public Service Enterprise Group    9,500         341
                                                -------
                                                  2,013
                                                -------
FINANCIAL SERVICES (5.8%)
   Bear Stearns                       8,100         347
   Countrywide Credit Industries      8,300         229
   Financial Security Assurance
     Holdings                         1,510         111
   Household International            7,900         330
   Lehman Brothers Holdings           3,200         263
                                                -------
                                                  1,280
                                                -------
FOOD, BEVERAGE & TOBACCO (2.2%)
   Earthgrains                        3,900          55
   IBP                               10,400         172
   Ralcorp Holdings*                 10,700         148
   Universal                          5,900         111
                                                -------
                                                    486
                                                -------
HOUSEHOLD FURNITURE & FIXTURES (0.5%)
   Furniture Brands International*    5,900         110
                                                -------
HOUSEHOLD PRODUCTS (3.2%)
   Maytag                             9,600         331
   Whirlpool                          5,800         378
                                                -------
                                                    709
                                                -------
INDUSTRIAL (1.2%)
   Rockwell International             6,800         268
                                                -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                    LSV VALUE EQUITY FUND
April 30, 2000                                                       (Unaudited)

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND (concluded)    Shares       (000)
--------------------------------------------------------------------------------

INSURANCE (5.6%)
   Aetna                              2,800     $   162
   Allstate                           3,130          74
   Cigna                              4,300         343
   Lincoln National                   3,900         136
   PMI Group                          7,500         363
   St. Paul                           5,000         178
                                                -------
                                                  1,256
                                                -------
LEASING & RENTING (0.5%)
   Xtra                               2,640         124
                                                -------
LUMBER & WOOD PRODUCTS (1.5%)
   Georgia Pacific                    9,000         331
                                                -------
MACHINERY (1.1%)
   Briggs & Stratton                  2,800         107
   Cummins Engine                     3,000         107
   NACCO Industries, Cl A               700          31
                                                -------
                                                    245
                                                -------
MEDICAL (1.5%)
   Mallinckrodt                       7,700         207
   Pharmacia                          2,737         137
                                                -------
                                                    344
                                                -------
OPTICAL SUPPLIES (0.9%)
   Bausch & Lomb                      3,200         193
                                                -------
PETROLEUM & FUEL PRODUCTS (1.6%)
   Amerada Hess                       5,600         356
                                                -------
PETROLEUM REFINING (6.9%)
   Ashland                           10,500         358
   Exxon Mobil                        2,700         210
   Phillips Petroleum                 7,400         351
   Tosco                             11,000         353
   Ultramar Diamond Shamrock         10,800         267
                                                -------
                                                  1,539
                                                -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.5%)
   Eastman Kodak                      5,900         330
                                                -------
PRINTING & PUBLISHING (1.0%)
   Knight-Ridder                      4,500         221
                                                -------
RETAIL (3.2%)
   Darden Restaurants                19,900         367
   Sears Roebuck                      9,300         341
                                                -------
                                                    708
                                                -------
SPECIALTY MACHINERY (0.4%)
   Tecumseh Products                  1,800          83
                                                -------
STEEL & STEEL WORKS (1.6%)
   Alcoa                              5,600         363
                                                -------

                                     Shares/      Market
                                   Face Amount     Value
                                      (000)        (000)
--------------------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATION (8.9%)
   AT&T                               6,400      $  299
   Bell Atlantic                     10,100         492
   GTE                                6,100         413
   SBC Communications                 7,400         324
   Sprint                             3,880         239
   US WEST                            2,860         204
                                                -------
                                                  1,971
                                                -------
WHOLESALE (2.1%)
   BJ's Wholesale Club*               9,000         319
   Supervalu                          6,800         141
                                                -------
                                                    460
                                                -------
TOTAL COMMON STOCKS
   (Cost $21,812)                                21,762
                                                -------

REPURCHASE AGREEMENT (1.8%)
   Morgan Stanley 5.80%, dated 04/28/00,
   matures 05/01/00, repurchase price
   $405,585 (collateralized by U.S.
   Treasury Note, 06/30/00, market
   value $618,030)                   $  405         405
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $405)                                      405
                                                -------
TOTAL INVESTMENTS (99.6%)
   (Cost $22,217)                                22,167
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.4%)             81
                                                -------

NET ASSETS:
   Portfolio Shares of Class A (unlimited
     authorization -- no par value)
     based on 2,260,468 outstanding
     shares of beneficial interest               22,217
   Undistributed Net Investment Income               73
   Accumulated Net Realized Gain
     on Investments                                   8
   Net Unrealized Depreciation
     on Investments                                 (50)

                                                -------
TOTAL NET ASSETS (100.0%)                       $22,248
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                   $9.84
                                                =======


*NON-INCOME PRODUCING SECURITY
CL -- CLASS
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                    LSV VALUE EQUITY FUND
For the period ended April 30, 2000                                  (Unaudited)

LSV VALUE EQUITY FUND                                                 (000)
--------------------------------------------------------------------------------

Investment Income:
   Dividend Income.............................................        $163
   Interest Income.............................................          13
--------------------------------------------------------------------------------
     Total Investment Income...................................         176
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...................................          44
   Investment Advisory Fee Waiver .............................         (44)
   Reimbursements by Advisor...................................         (15)
   Administrative Fees ........................................          37
   Transfer Agent Fees ........................................          17
   Professional Fees ..........................................          15
   Printing Fees ..............................................           5
   Registration Fees ..........................................           3
   Trustee Fees ...............................................           3
   Custodian Fees .............................................           2
   Insurance and Other Fees....................................           1
   Organizational Costs........................................           3
--------------------------------------------------------------------------------
   Total Expenses, Net ........................................          71
--------------------------------------------------------------------------------
       Net Investment Income ..................................         105
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold .....................          22
   Net Change in Unrealized Depreciation
     of Investment Securities ..........                               (767)
--------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ..........        (745)
--------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting From Operations .......       $(640)
================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                         LSV VALUE EQUITY FUND
                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                                                       LSV VALUE EQUITY FUND
                                                                                  ----------------------------------
                                                                                   PERIOD ENDED     PERIOD ENDED
                                                                                  APRIL 30, 2000  OCTOBER 31, 1999(1)
                                                                                       (000)            (000)
--------------------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Income ......................................................       $   105         $    66
   Net Realized Gain (Loss) from Securities Sold ..............................            22             (14)
   Net Change in Unrealized (Depreciation) Appreciation of Investment Securities         (767)            717
--------------------------------------------------------------------------------------------------------------------
     Net (Decrease) Increase in Net Assets Resulting from Operations...........          (640)            769
--------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ......................................................           (98)             --
--------------------------------------------------------------------------------------------------------------------
     Total Distributions.......................................................           (98)             --
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ................................................        10,758          12,634
   Reinvestment of Cash Distributions .........................................            98              --
   Cost of Shares Redeemed ....................................................        (1,235)            (38)
--------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets from Capital Share Transactions ...................         9,621          12,596
--------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...........................................         8,883          13,365
--------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ........................................................        13,365              --
--------------------------------------------------------------------------------------------------------------------
   End of Period ..............................................................       $22,248         $13,365
--------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .....................................................................         1,095           1,298
   Issued in Lieu of Cash Distributions .......................................            10              --
   Redeemed ...................................................................          (138)             (4)
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions..........................................           967           1,294
====================================================================================================================

(1) LSV Value Equity Fund commenced operations on March 31, 1999.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                       LSV VALUE EQUITY FUND

For a Share Outstanding Throughout Each Period

For the six-month period ended April 30, 2000 (unaudited) and the period ended October 31, 1999.


                                                                                                                     Ratio
                                                                                                     Ratio           of Net
                                                                                       Ratio      of Expenses      Investment
           Net                   Realized and   Net              Net                   of Net      to Average   Income (Loss) to
          Asset                   Unrealized   Asset           Assets       Ratio    Investment    Net Assets      Average Net
          Value        Net       Gains (Loss)  Value             End    of Expenses    Income      (Excluding   Assets (Excluding
        Beginning   Investment        on      End of  Total   of Period  to Average  to Average    Waivers and     Waivers and
        of Period  Income (Loss)  Securities  Period  Return    (000)    Net Assets  Net Assets  Reimbursements)  Reimbursements)
        ---------  -------------  ----------  ------  ------   --------  ----------  ----------  ---------------  ---------------

---------------------
LSV VALUE EQUITY FUND
---------------------
2000     $10.33       (0.02)        (0.47)    $ 9.84  (4.17)%  $22,248     0.90%*      1.32%*         1.64%*           0.58%*
1999(1)   10.00        0.05          0.28      10.33   3.30*    13,365     0.90*       0.95*          1.97*           (0.12)*


                       Portfolio
                       Turnover
                         Rate
                       ---------

---------------------
LSV VALUE EQUITY FUND
---------------------
2000                    21.53%
1999(1)                 10.70

 (1)The LSV Value Equity Fund commenced operations on March 31, 1999.
 *  Annualized

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                              LSV VALUE EQUITY FUND
April 30, 2000                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining portfolios are not presented herein. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

   FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to Shareholders at least annually.

   Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (concluded)                  LSV VALUE EQUITY FUND
April 30, 2000                                                       (Unaudited)

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

In April 1998, the AICPA issued Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred.

In the event the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Fund. For its services, SEI Investments received $60 for the period ended April 30, 2000.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement dated March 15, 1999 under which the Administrator provides management and administrative services at an annual rate of .10% of the Funds first $100 million of average daily net assets; .08% of the next $100 million of average daily net assets; and .07% of the Fund's average daily net assets over $200 million. there is a minimum annual fee of $75,000 per fund and $15,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement dated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999 under which the Adviser receives an annual fee equal to .55% of the average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of .90% of the average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2000 are as follows:

                                      LSV VALUE EQUITY
                                         FUND (000)
                                       --------------
Purchases
  U.S. Government .....................     $   --
  Other ...............................     12,800
Sales
  U.S. Government .....................         --
  Other ...............................      3,405

At April 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2000, is as follows:

                                      LSV VALUE EQUITY
                                         FUND (000)
                                       --------------
Aggregate gross unrealized
  appreciation ........................   $ 1,270
Aggregate gross unrealized
  depreciation ........................    (1,320)
                                          -------
Net unrealized depreciation ...........       (50)
                                          =======

================================================================================

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

LSV-F-003-02

================================================================================